UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Strategic
Series
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series E Franklin Templeton SMACS: Series I
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report

Contents
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 8
Franklin Templeton SMACS: Series H 14
Franklin Templeton SMACS: Series I 20
Financial Highlights and Schedules of Investments 26
Financial Statements 48
Notes to Financial Statements 52
Report of Independent Registered
Public Accounting Firm 65
Tax Information 66
Board Members and Officers 67
Shareholder Information 72
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series CH
This annual report for Franklin Templeton SMACS: Series
CH (Fund) covers the fiscal year ended August 31, 2023.
This Fund is not intended to be owned as a stand-alone
vehicle but may only be owned as part of the applicable
Franklin Templeton SMA strategy.
Fund Overview
Q. What is the Fund’s investment strategy?
A. We select securities we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe doing so could help the Fund
meet its goal. We may consider existing market conditions,
the availability of lower-rated securities, and whether
the difference in yields between higher- and lower-rated
securities justifies the higher risk of lower-rated securities.
Thus, there may be times when the Fund has a majority of
its investments in securities that are considered investment grade.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the 12 months ending August 31, 2023, the U.S.
Federal Reserve (Fed) continued to tighten monetary policy
as it tried to get inflation under control without tipping the economy into recession. After several outsized interest rate hikes of 75 basis points (bps), the Fed slowed the pace of
tightening to 50 bps in December 2022, followed by 25-bp
increases in February, March and May 2023. The Fed then
opted for a pause in June to allow policymakers some time
to assess the effects of the campaign. July saw another
25-bp hike, taking the fed funds rate to its highest level in more than 22 years. The post-meeting statement reiterated
the central bank’s data dependence, and, in light of inflation that appeared “stickier” than many had hoped, it remained
unclear whether this would be the last move in the Fed’s
tightening cycle. Meanwhile, the U.S. economy remained
resilient, with real gross domestic product (GDP) increasing at an annual rate of 2.0% in the first quarter and 2.1% in the second quarter of 2023, underpinned by rising consumer
spending and business investment.
The municipal (muni) bond market witnessed a challenging
year in 2022, primarily driven by the aforementioned
monetary policy tightening. High levels of uncertainty led to significant outflows from muni bond retail vehicles. However,
2023 has seen investor interest return as flows into the asset class so far this year have been underwhelming but positive.
Limited new issuance also meant that technical conditions
have been constructive for the sector: year-to-date in 2023
new supply in the market remained around 9% below what it
was for the same period in 2022.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained solid, in our view, with
robust balance sheets that were supported by significant
“rainy-day” funds which, in turn, were bolstered by federal
COVID-19 aid, increased during the post-pandemic recovery,
and maintained with conservative budgeting and fiscal
discipline. Considering our view of the fundamental strength in the muni market, the Fund looked for opportunities among
lower-rated issuers and those with no external credit rating.
Over the period, we sought opportunities that had the
potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify
credits that we believed could weather a more challenging
macroeconomic environment.
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $8.85 on August 31, 2022, to $8.52
on August 31, 2023. The Fund paid dividends totaling
39.9526 cents per share for the reporting period.
1
The
Performance Summary beginning on page 4 shows that at
the end of this reporting period the Fund’s distribution rate was 4.92% based on an annualization of August’s 3.4935
cents per share dividend and the NAV of $8.52 on August
31, 2023. An investor in the 2023 maximum combined
effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to
earn a distribution rate of 10.49% from a taxable investment to match the Fund’s tax-free distribution rate.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
*
Does not include cash and cash equivalents.
Q. What were the leading contributors to performance?
A. In contrast, an off-benchmark allocation to B and BB rated securities contributed to performance, as did an overweight
to bonds with more than 10 years to maturity. In terms of
sector allocations, overweights to the housing and special
tax segments contributed to relative results.
Q. What were the leading detractors from performance?
A. The Fund underperformed its benchmark over the past
12 months. Its lack of exposure to AA and A rated bonds
weighed on relative returns, as did a significant underweight to bonds with less than 10 years to maturity. In terms of
sector allocations, a lack of exposure to both local and state general obligation bonds, as well as an underweight to
utilities-related issues hindered performance over the period.
It is important to note that the Fund is paired with Separately
Managed Accounts (SMAs) that are tilted towards higher-
quality, AAA and AA rated securities as well as essential
services sectors, such as utilities, water and sewer, and
similar.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity on the Fed’s
monetary tightening path and became more comfortable
that muni fundamentals were generally robust in the face of
tighter financing conditions and slowing economic activity,
the Fund put aside some cash as dry powder to be able
to put it to work if and when interesting opportunities were to arise. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what it deems to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth. Additionally, in light of the Fed’s
aggressive hiking cycle, the Fund shortened its duration over the review period.
Thank you for your participation in Franklin Templeton
SMACS: Series CH. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/23
% of Total
Investments
*
Special Tax 44.44%
Housing 21.81%
Health Care 10.85%
Education 10.48%
Industrial Dev. Revenue and Pollution Control 9.09%
Transportation 3.33%

Performance Summary as of August 31, 2023
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +0.85% +0.85%
3-Year -2.39% -0.80%
Since Inception (6/3/19) +0.85% +0.20%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
4.92% 10.49% 5.34% 3.04% 11.39% 6.48%
See page 6 for Performance Summary footnotes.

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/23
See page 6 for Performance Summary footnotes.

Franklin Templeton SMACS: Series CH
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/23.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Net Investment
Income
$0.399526
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00% 2.37%

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,017.70 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series E
This annual report for Franklin Templeton SMACS: Series E
(Fund) covers the fiscal year ended August 31, 2023.
This Fund is not intended to be owned as a stand-alone
vehicle but may only be owned as part of the applicable
Franklin Templeton SMA strategy.
Fund Overview
Q. What is the Fund’s investment strategy?
A. In analyzing securities, we consider a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage,
asset coverage, and earnings prospects; the experience
and strength of the company’s management; the company’s
changing financial condition and market recognition of the
change; the company’s sensitivity to changes in interest
rates and business conditions; and the company’s debt
maturity schedules and borrowing requirements. When
choosing investments for the Fund, we apply a bottom-up,
value-oriented, long-term approach, focusing on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s price/earnings
ratio, profit margins and liquidation value. We regularly use a variety of equity-related derivatives and complex equity
securities for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or
hedging risks relating to changes in certain equity markets.
We seek income by selecting stocks with dividend yields we
believe are attractive. We search for undervalued or out-
of-favor securities we believe offer opportunities for income today and significant growth tomorrow.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Throughout the period, the U.S. Federal Reserve (Fed)
continued to increase interest rates from 2022 levels to
counteract stubborn inflation. Despite the Fed’s hawkish
stance, the labor market remains tight, and the economy
continues to grow with gross domestic product in excess of
2%. The Fund used derivatives, such as equity call and put
options, to sell and reduce positions, and/or to initiate and add to positions, which generated gains during the period
under review.
Q. How did we respond to these changing market
conditions?
A. As interest rates increased during the period and higher
yield investment opportunities arose for fixed income
holdings, the Fund increased its fixed income allocation. In response to the changing market conditions, the Fund also
used derivatives to sell and reduce positions.
Performance Overview
The Fund posted a +10.81% cumulative total return for
the 12 months ended August 31, 2023. In comparison,
the Fund’s benchmark, the MSCI USA High Dividend
Yield Index, which measures performance of U.S. equities
(excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend
yields that are both sustainable and persistent, posted
a +7.76% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Q. What were the leading contributors to performance?
A. Equity holdings contributed the highest return to the
Fund, particularly among the information technology (IT),
materials, and industrials sectors. Broadcom and Cisco
Systems performed best within the IT sector, while Freeport-
McMoRan and Siemens contributed the highest absolute
performance within the materials and industrials sectors,
respectively. As of the period-end on August 31, 2023, the
Fund no longer holds Siemens. The Fund’s fixed income
allocation also exhibited positive results for the year, with the financials, industrials, and consumer discretionary sectors
contributing the highest absolute performance. Within the
fixed income holdings, PNC Financial Services, United
Rentals, and Expedia contributed the greatest absolute
returns for the Fund and reflect the strong results from the financials, industrials, and consumer discretionary sectors.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. Utilities, consumer staples, and communication services
are among the leading equity detractors for the year. On
a stock basis, Truist Financial and U.S. Bancorp fall within the financials sector and were the lowest performers. Within utilities, NextEra Energy was a leading detractor. As for
consumer staples and communication services, Target and
Walt Disney Company detracted from Fund performance.
The Fund no longer holds a position in Walt Disney, as of the period-end on August 31, 2023.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the fund during the
reporting period, but assets under management increased.
Thank you for your participation in Franklin Templeton
SMACS: Series E. We look forward to serving your future
investment needs.
Edward Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/23
% of Total
Net Assets
Pharmaceuticals 10.0%
Banks 8.8%
Metals & Mining 8.0%
Oil, Gas & Consumable Fuels 7.3%
Semiconductors & Semiconductor Equipment 6.7%
Communications Equipment 5.8%
Capital Markets 5.0%
Electric Utilities 4.8%
Biotechnology 4.3%
Machinery 4.1%
Aerospace & Defense 3.6%
Specialty Retail 3.1%
Chemicals 3.0%
Broadline Retail 2.5%
Other
*
21.4%
Short-Term Investments & Other Net Assets 1.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top Five Equity Holdings
8/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Cisco Systems, Inc. 5.9%
Communications Equipment , United States
Bristol-Myers Squibb Co. 4.2%
Pharmaceuticals , United States
AstraZeneca plc 3.8%
Pharmaceuticals , United Kingdom
NextEra Energy, Inc. 3.6%
Electric Utilities , United States
AbbVie, Inc. 3.4%
Biotechnology , United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2023
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +10.81% +10.81%
3-Year +45.66% +13.36%
Since Inception (6/3/19) +59.07% +11.56%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
6.64% 2.56% 2.29%
See page 12 for Performance Summary footnotes.

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/23
See page 12 for Performance Summary footnotes.

Franklin Templeton SMACS: Series E
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the
Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
Tax Return
of Capital Total
$0.7151 $0.0101 $0.1739 $0.0025 $0.9016
Total Annual Operating Expenses
7
With Fee
Waiver
Without Fee
Waiver
0.00% 1.36%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,028.70 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series H
This annual report for Franklin Templeton SMACS: Series H
(Fund) covers the fiscal year ended August 31, 2023.
This Fund is not intended to be owned as a stand-alone
vehicle but may only be owned as part of the applicable
Franklin Templeton SMA strategy.
Fund Overview
Q. What is the Fund's investment strategy?
A. We select securities we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
We also consider existing market conditions, the availability of lower-rated securities, and whether the difference in
yields between higher- and lower-rated securities justifies
the higher risk of lower-rated securities. Thus, there may
be times when the Fund has a majority of its investments in
securities that are considered investment grade.
Q. What were the overall market conditions during the
Fund's reporting period?
A. During the 12 months ending August 31, 2023, the U.S.
Federal Reserve (Fed) continued to tighten monetary policy
as it tried to get inflation under control without tipping the economy into recession. After several outsized hikes of 75
basis points (bps), the Fed slowed the pace of tightening
to 50 bps in December 2022, followed by 25-bp increases
in February, March and May 2023. The Fed then opted
for a pause in June to allow policymakers some time to
assess the effects of the campaign. July saw another 25-bp
hike, taking the fed funds rate to its highest level in more than 22 years. The post-meeting statement reiterated the
central bank’s data dependence, and, in light of inflation
that appeared “stickier” than many had hoped, it remained
unclear whether this would be the last move in the Fed’s
tightening cycle. Meanwhile, the U.S. economy remained
resilient, with real gross domestic product (GDP) increasing at an annual rate of 2.0% in the first, and 2.1% in the second quarter of 2023 underpinned by rising consumer spending
and business investment.
The municipal (muni) bond market witnessed a challenging
year in 2022, primarily driven by the aforementioned
monetary policy tightening. High levels of uncertainty led to significant outflows from muni bond retail vehicles. However,
2023 has seen investor interest return as flows into the asset class so far this year have been underwhelming but positive.
Limited new issuance also meant that technical conditions
have been constructive for the sector: year-to-date in 2023
new supply in the market remained around 9% below what it
was for the same period in 2022.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained solid, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the
muni market, the Fund increased its exposure towards
lower-rated issuers and those with no external credit rating.
Over the period, we looked for opportunities that had the
potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify
credits that we believed could weather a more challenging
macroeconomic environment.
Performance Overview
The Fund’s share price, as measured by net asset value
(NAV), decreased from $9.03 on August 31, 2022, to $8.86
on August 31, 2023. The Fund paid dividends totaling
37.1870 cents per share for the reporting period.
1
The
Performance Summary beginning on page 16 shows that at
the end of this reporting period the Fund’s distribution rate was 4.72% based on an annualization of August’s 3.4864
cents per share dividend and the NAV of $8.86 on August
31, 2023. An investor in the 2023 maximum federal income
tax bracket of 40.80% (including 3.80% Medicare tax) would
need to earn a distribution rate of 7.97% from a taxable
investment to match the Fund’s tax-free distribution rate.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
36
.

Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Q. What were the leading contributors to performance?
A. In contrast, overweights to bonds with no external credit rating and BBB rated bonds supported results, as did
holdings of muni bonds with seven to nine years to maturity.
In terms of sector allocations, overweights to industrial
revenue and education bonds, as well as an underweight to
leasing-related issues contributed to relative returns.
Q. What were the leading detractors from performance?
A. The Fund underperformed its benchmark over the past
12 months. The main detractors from performance were
allocations to muni bonds with more than 10 years to
maturity, as well as a lack of exposure to AA rated bonds.
The Fund’s underweight allocation to A and AAA rated
securities also weighed on relative results. In terms of sector allocations, an overweight to health care bonds, as well as
underweights to transportation and utilities-related issues
were a drag on returns. It is important to note that the Fund is paired with Separately Managed Accounts (SMAs) that are
tilted towards higher-quality, AAA and AA rated securities as well as essential services sectors, such as utilities, water and sewer, and similar.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around
the Fed’s monetary tightening path and became more
comfortable that muni fundamentals were generally robust in
the face of tighter financing conditions and slowing economic activity, the Fund added to its holdings of bonds rated below investment-grade, and in particular those that do not have an external credit rating. The Franklin Templeton Fixed Income
research team conducts an in-depth analysis of potential
investment opportunities and is therefore able to find what
they deem to be attractively priced securities from muni
issuers with solid underlying credit fundamentals that could weather a period of below-trend growth. Additionally, as the
Fed moved closer to the end of its hiking cycle and therefore its terminal policy rate, the Fund lengthened its duration over the review period.
Thank you for participation in Franklin Templeton SMACS:
Series H. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/23
% of Total
Investments
*
Special Tax 29.74%
Industrial Dev. Revenue and Pollution Control 24.14%
Health Care 14.82%
Housing 10.88%
Lease 6.99%
Education 5.07%
State General Obligation 3.54%
Local 2.91%
Transportation 1.57%
Utilities 0.17%
Other Revenue Bonds 0.16%
Refunded 0.01%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2023
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +2.36% +2.36%
3-Year +0.98% +0.33%
Since Inception (6/3/19) +2.01% +0.47%
30-Day Standardized Yield
6
Taxable Equivalent
30-Day Standardized Yield
5
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
4.72% 7.97% 4.81% 3.91% 8.13% 6.60%
See page 18 for Performance Summary footnotes.

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/23

Franklin Templeton SMACS: Series H
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/23.
5. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Net Investment
Income
$0.371870
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00%
2.58%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,036.70 $0.00 $1,025.21 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series I
This annual report for Franklin Templeton SMACS: Series I
(Fund) covers the fiscal year ended August 31, 2023.
This Fund is not intended to be owned as a stand-alone
vehicle but may only be owned as part of the applicable
Franklin Templeton SMA strategy.
Fund Overview
Q. What is the Fund's investment strategy?
A. When choosing investments for the Fund, we employ a
bottom-up, value-oriented, long-term approach, focusing on
the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential. We generally perform independent
analysis of the securities being considered for the Fund’s
portfolio, rather than relying principally on the ratings
assigned by the ratings organizations. We also consider a
company’s price/earnings ratio, profit margins and liquidation value.
The Fund regularly uses interest-rate derivatives,
including interest-rate swaps and interest-rate and/or
bond futures contracts (including U.S. Treasury futures
contracts) for various purposes including enhancing Fund
returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or
hedging risks relating to changes in interest rates. The Fund also regularly uses credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge
(protect) against credit risks. The use of such derivative
transactions may allow the Fund to obtain net long (i.e., the
Fund would benefit if the price of the investment increases)
or net short exposures (i.e., the Fund would benefit if the
price of the investment decreases) to selected markets,
interest rates, countries or durations.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Throughout the period, the U.S. Federal Reserve (Fed)
continued to increase interest rates from 2022 levels to
counteract stubborn inflation. Despite the Fed’s hawkish
stance, the labor market remains tight, and the economy
continues to grow with gross domestic product in excess of
2%. The Fund used interest rate futures to hedge duration
in the period. However, this did not cause the change to Net
Assets from Operations for the fiscal year to exceed 5%.
Q. How did we respond to these changing market
conditions?
A. As a result of increasing interest rates, higher yield
investment opportunities arose for fixed income holdings.
The Fund took advantage of the price decline to generate
more income by investing in increased corporate credit
opportunities.
Performance Overview
The Fund posted a +7.57% cumulative total return for the
12 months ended August 31, 2023. In comparison, the
Fund’s primary benchmark, the Bloomberg U.S. High Yield
Very Liquid Index, which is designed to track a more liquid
component of the U.S. dollar-denominated, high-yield, fixed-
rate corporate bond market, posted a +7.12% cumulative
total return,
1
while its secondary benchmark, the Blended
50% Bloomberg U.S. High Yield Very Liquid Index and 50%
Bloomberg U.S. Corporate Bond Index, posted a +4.04%
cumulative total return for the same period.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Q. What were the leading contributors to performance?
A. Health care, consumer discretionary, and materials were
the highest performing sectors for the year. Community
Health Systems and Tenet Healthcare were the highest
performing holdings, both within the health care sector.
Carnival and Wynn Resorts exhibited the greatest absolute
returns from the consumer discretionary sector. As for
materials, BWAY Holding was a leading contributor to
performance.
Q. What were the leading detractors from performance?
A. Carvana, Endo International and BWAY Corporation were
the leading detractors from performance. These companies
fall within the consumer discretionary, health care, and
materials sectors, respectively. As of the period-end on
August 31, 2023, the Fund no longer holds Carvana.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: FactSet. The Blended 50% Bloomberg U.S. High Yield Very Liquid Index and 50% Bloomberg Barclays U.S. Corporate Bond Index was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
42
.

Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund during the
reporting period, but assets under management increased.
Thank you for your participation in Franklin Templeton
SMACS: Series I. We look forward to serving your future
investment needs.
Edward Perks, CFA
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/23
% of Total
Net Assets
Health Care Providers & Services 19.5%
Hotels, Restaurants & Leisure 8.2%
Pharmaceuticals 7.0%
Oil, Gas & Consumable Fuels 6.2%
Passenger Airlines 4.9%
Containers & Packaging 4.6%
Media 4.1%
Communications Equipment 3.8%
Automobiles 3.5%
Chemicals 3.3%
Metals & Mining 3.3%
Software 2.2%
Aerospace & Defense 2.1%
Health Care Equipment & Supplies 2.0%
Other
*
21.7%
Short-Term Investments & Other Net Assets 3.6%
Top Five Fixed Income Holdings
8/31/23
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems, Inc. 10.9%
Health Care Providers & Services , United States
Tenet Healthcare Corp. 5.0%
Health Care Providers & Services , United States
1375209 BC Ltd. 4.8%
Pharmaceuticals , Canada
Mauser Packaging Solutions Holding Co. 3.1%
Containers & Packaging , United States
Ford Motor Co. 3.1%
Automobiles , United States

Performance Summary as of August 31, 2023
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +7.57% +7.57%
3-Year +9.17% +2.97%
Since Inception (6/3/19) +6.59% +1.51%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
7.70% 8.44% 8.27%
See page 24 for Performance Summary footnotes.

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
6/3/19-8/31/23

Franklin Templeton SMACS: Series I
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the Fund’s August dividend and the NAV per share on 8/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The Bloomberg U.S. High Yield Very Liquid Index is a component of the U.S. Corporate High Yield Index that is designed to track a more liquid compo-
nent of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market.
7. Source: FactSet. The Blended 50% Bloomberg U.S. High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Bond Index was calculated internally. The
Bloomberg U.S. Corporate Bond Index measures the performance of the investment-grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Net Investment
Income
Tax Return
of Capital Total
$0.6148 $0.0007 $0.6155
Total Annual Operating Expenses
8
With Fee
Waiver
Without Fee
Waiver
0.00%
1.27%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,034.80 $0.00 $1,025.21 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended August 31, Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.85 $10.51 $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.36 0.35 0.33 0.05
Net realized and unrealized gains (losses) ........... (0.32) (1.66) 0.69 (0.31) 0.26
Total from investment operations .................... 0.07 (1.30) 1.04 0.02 0.31
Less distributions from:
Net investment income .......................... (0.40) (0.36) (0.35) (0.33) (0.05)
Net realized gains ............................. — — — (0.13) —
Total distributions ............................... (0.40) (0.36) (0.35) (0.46) (0.05)
Net asset value, end of year ....................... $8.52 $8.85 $10.51 $9.82 $10.26
Total return
d
................................... 0.85% (12.61)% 10.75% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 2.48% 2.37% 3.11% 4.23% 3.74%
Expenses net of waiver and payments by affiliates ....... —%
f
—%
f
—%
f
—%
f
—%
Net investment income ........................... 4.56% 3.71% 3.44% 3.38% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $3,898 $2,957 $3,512 $2,986 $4,028
Portfolio turnover rate ............................ 45.25% 5.65% 2.74% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2023
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 86.6%
California 86.6%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ $ 125,000 $ 113,958
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 146,125
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 150,000 155,582
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 200,000 165,161
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 150,000 102,258
California Municipal Finance Authority ,
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 150,000 150,644
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 150,000 147,679
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 150,000 151,935
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 94,592
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 110,871
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 152,417
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 122,680
b,c
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 44,999
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 98,334
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 125,341
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 100,000 97,067
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 102,230
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 150,000 138,210
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 150,000 137,350
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 244,579
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 94,075
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 186,251
d
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 147,471
b
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 98,121
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 140,000 113,763
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 105,000 106,770
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 30,000 25,328
3,373,791
Total Municipal Bonds (Cost $3,657,893) .......................................
3,373,791
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Short Term Investments 15.4%
a a
Principal
Amount
a
Value
Municipal Bonds 15.4%
California 15.4%
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 2.65% , 8/15/47 ................................................ $ 300,000 $ 300,000
e
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 2.17% , 10/01/41 .................. 100,000 100,000
e
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.85% ,
5/15/48 ......................................................... 200,000 200,000
600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $4,257,893) 102.0% ....................................
$3,973,791
Other Assets, less Liabilities (2.0)% ...........................................
(76,171)
Net Assets 100.0% ...........................................................
$3,897,620
See A bbreviations on page 64 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $1,144,649, representing 29.4% of net assets.
c
See Note 7 regarding credit risk and defaulted securities.
d
Security purchased on a when-issued basis. See Note 1(c).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended August 31, Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.29 $12.77 $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.37 0.35 0.36 0.10
Net realized and unrealized gains (losses) ........... 0.75 (0.31) 2.72 (0.19) 0.63
Total from investment operations .................... 1.17 0.06 3.07 0.17 0.73
Less distributions from:
Net investment income .......................... (0.72) (0.83) (0.45) (0.49) (0.04)
Net realized gains ............................. (0.18) (0.71) — (0.22) —
Tax return of capital ............................ (—)
d
— — — —
Total distributions ............................... (0.90) (1.54) (0.45) (0.71) (0.04)
Net asset value, end of year ....................... $11.56 $11.29 $12.77 $10.15 $10.69
Total return
e
................................... 10.81% 0.38% 30.95% 1.77% 7.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.27% 1.36% 2.19% 2.85% 4.76%
Expenses net of waiver and payments by affiliates ....... —%
g
—% —%
g
—%
g
—%
Net investment income ........................... 3.70% 3.11% 3.05% 3.48% 4.11%
Supplemental data
Net assets, end of year (000’s) ..................... $61,992 $12,863 $5,155 $3,847 $3,959
Portfolio turnover rate ............................ 123.80% 117.70% 49.90% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2023
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks 53.1%
Aerospace & Defense 1.4%
Northrop Grumman Corp. ............................... United States 2,000 $ 866,180
Banks 6.1%
Citigroup, Inc. ........................................ United States 15,000 619,350
Fifth Third Bancorp .................................... United States 27,000 716,850
PNC Financial Services Group, Inc. (The) ................... United States 3,600 434,628
Truist Financial Corp. .................................. United States 65,000 1,985,750
3,756,578
Biotechnology 2.4%
AbbVie, Inc. ......................................... United States 10,000 1,469,600
Capital Markets 2.1%
Charles Schwab Corp. (The) ............................. United States 22,000 1,301,300
Chemicals 1.9%
Air Products and Chemicals, Inc. .......................... United States 4,000 1,181,960
Communications Equipment 2.4%
Cisco Systems, Inc. ................................... United States 26,400 1,514,040
Electric Utilities 1.1%
American Electric Power Co., Inc. ......................... United States 8,452 662,637
Health Care Providers & Services 1.4%
CVS Health Corp. ..................................... United States 13,000 847,210
Industrial Conglomerates 1.5%
Honeywell International, Inc. ............................. United States 5,100 958,494
Insurance 1.7%
a
MetLife, Inc. ......................................... United States 17,000 1,076,780
IT Services 1.7%
International Business Machines Corp. ..................... United States 7,000 1,027,810
Machinery 3.2%
Caterpillar, Inc. ....................................... United States 7,000 1,967,910
Metals & Mining 5.3%
Fortescue Metals Group Ltd., ADR ........................ Australia 30,000 827,100
Freeport-McMoRan, Inc. ................................ United States 20,000 798,200
Rio Tinto plc, ADR ..................................... Australia 27,000 1,687,500
3,312,800
Multi-Utilities 1.3%
DTE Energy Co. ...................................... United States 7,500 775,350
Oil, Gas & Consumable Fuels 5.7%
a
BP plc, ADR ......................................... United Kingdom 18,000 669,240
Shell plc, ADR ........................................ Netherlands 15,500 962,395
TotalEnergies SE, ADR ................................. France 30,000 1,887,300
3,518,935
Pharmaceuticals 6.0%
AstraZeneca plc, ADR .................................. United Kingdom 35,000 2,373,700
Bristol-Myers Squibb Co. ................................ United States 22,000 1,356,300
3,730,000
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc. ................................... United States 6,000 1,090,680
Intel Corp. ........................................... United States 7,441 261,476

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ..................................... United States 6,500 $ 744,445
2,096,601
Software 0.4%
b
Workday, Inc., A ...................................... United States 1,062 259,659
Specialty Retail 2.6%
Home Depot, Inc. (The) ................................. United States 4,900 1,618,470
Tobacco 1.5%
Philip Morris International, Inc. ........................... United States 10,000 960,600
Total Common Stocks (Cost $31,841,940) ......................................
32,902,914
c
Equity-Linked Securities 38.4%
Aerospace & Defense 2.2%
d
BNP Paribas Issuance BV into Northrop Grumman Corp., 144A,
7.5%, 9/10/24 ...................................... United States 2,000 884,066
d
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 4,000 361,014
d
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 300 138,066
1,383,146
Automobiles 1.5%
d
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 44,500 549,639
d
Barclays Bank plc into General Motors Co., 144A, 10%, 7/17/24 .. United States 11,000 385,288
934,927
Banks 2.7%
d
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,000 218,330
d
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 2,500 358,636
d
Barclays Bank plc into US Bancorp., 144A, 10%, 8/23/24 ....... United States 16,500 611,018
d
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,400 249,258
d
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 7,100 211,342
1,648,584
Biotechnology 1.9%
d,e
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 2,100 538,705
d
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 4,300 640,831
1,179,536
Broadline Retail 2.5%
d
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 10,000 1,227,733
d
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800 319,471
1,547,204
Building Products 1.4%
d
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 15,000 886,042
Capital Markets 2.9%
d
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 1,700 575,000
d
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,300 202,325

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Capital Markets (continued)
d
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 1,000 $ 85,154
d
Societe Generale SA into Goldman Sachs Group, Inc. (The), 144A,
8.5%, 7/12/24 ...................................... United States 1,500 488,707
d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 8,100 471,319
1,822,505
Chemicals 1.1%
d
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 7,000 693,234
Communications Equipment 3.4%
d
Mizuho Markets Cayman LP into Cisco Systems, Inc., 144A, 7.5%,
7/23/24 ........................................... United States 12,000 655,847
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 15,000 848,243
d
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 11,000 590,779
2,094,869
Consumer Staples Distribution & Retail 1.2%
d
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 5,900 767,077
Electric Utilities 1.7%
d
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 4,600 319,401
d
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 208,386
d
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 7,500 523,728
1,051,515
Ground Transportation 1.3%
d
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 3,600 782,725
Insurance 0.4%
d
Citigroup Global Markets Holdings, Inc. into MetLife, Inc., 144A,
9.5%, 7/17/24 ...................................... United States 4,500 266,703
Machinery 0.9%
d
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 2,300 545,093
Media 2.3%
d
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 10,000 447,607
d,e
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 3,000 139,705
d
Royal Bank of Canada into Comcast Corp., 144A, 8%, 7/12/24 ... United States 18,000 812,894
1,400,206
Metals & Mining 1.6%
d
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 9,600 380,728
d
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 35,000 600,922
981,650
Oil, Gas & Consumable Fuels 1.6%
d
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 3,200 362,154
d
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,300 259,303

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 2,400 $ 399,768
1,021,225
Pharmaceuticals 4.0%
d
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 19,000 704,153
d
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8%,
9/05/24 ........................................... United States 20,000 1,230,356
d
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 8/02/24 ...... United States 15,000 542,646
2,477,155
Semiconductors & Semiconductor Equipment 3.3%
d
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,900 325,365
d
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 365 211,157
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 5,600 436,174
d
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 11,500 936,952
d
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 700 119,678
2,029,326
Specialty Retail 0.5%
d
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 303,489
Total Equity-Linked Securities (Cost $23,489,968) ...............................
23,816,211
Convertible Preferred Stocks 2.0%
Electric Utilities 2.0%
NextEra Energy, Inc., 6.926% ............................ United States 30,000 1,269,000
Total Convertible Preferred Stocks (Cost $1,339,527) ............................
1,269,000
Principal
Amount
*
Corporate Bonds 4.9%
Diversified REITs 1.4%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 950,000 859,038
Hotels, Restaurants & Leisure 1.1%
Expedia Group, Inc. , Senior Note , 3.25% , 2/15/30 .............
United States 750,000 654,261
Metals & Mining 1.1%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 750,000 675,677
Trading Companies & Distributors 1.3%
d
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 825,000 820,688
Total Corporate Bonds (Cost $3,019,013) .......................................
3,009,664
Total Long Term Investments (Cost $59,690,448) ................................
60,997,789
a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
See A bbreviations on page 64 .
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.066% .... United States 1,232,610 $ 1,232,610
Total Money Market Funds (Cost $1,232,610) ...................................
1,232,610
Total Short Term Investments (Cost $1,232,610 ) .................................
1,232,610
a
Total Investments (Cost $60,923,058) 100.4% ...................................
$62,230,399
Options Written (0.0)%
†
......................................................
(27,450)
Other Assets, less Liabilities (0.4)% ...........................................
(211,174)
Net Assets 100.0% ...........................................................
$61,991,775
Number of
Contracts
Notional
Amount
#
a a a
h
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
BP plc, October Strike Price $39.00, Expires 10/20/23 .......... 110 408,980 (4,950)
MetLife, Inc., December Strike Price $67.50, Expires 12/15/23 .... 150 950,100 (22,500)
(27,450)
Total Options Written (Premiums received $23,417) .............................
$ (27,450)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 1(e) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $26,171,614, representing 42.2% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding written options.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended August 31, Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.03 $10.57 $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.31 0.32 0.30 0.04
Net realized and unrealized gains (losses) ........... (0.18) (1.54) 0.82 (0.34) 0.09
Total from investment operations .................... 0.20 (1.23) 1.14 (0.04) 0.13
Less distributions from:
Net investment income .......................... (0.37) (0.31) (0.32) (0.30) (0.04)
Net asset value, end of year ....................... $8.86 $9.03 $10.57 $9.75 $10.09
Total return
d
................................... 2.36%
e
(11.82)%
e
11.88%
e
(0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.88% 2.51% 3.44% 3.91% 3.85%
Expenses net of waiver and payments by affiliates ....... —% —%
g
—%
g
—%
g
—%
Net investment income ........................... 4.34% 3.14% 3.16% 3.10% 1.69%
Supplemental data
Net assets, end of year (000’s) ..................... $10,059 $3,019 $3,187 $2,941 $3,042
Portfolio turnover rate ............................ 11.82% 6.89% 5.37% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019 .
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25 % for the year ended August 31, 2023, (11.90)% for the year ended August 31,
2022, 11.78% for the year ended August 31, 2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2023
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Shares
a
Value
a
Management Investment Companies 8.2%
Capital Markets 8.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 34,900 $ 823,989
Total Management Investment Companies (Cost $887,420) .......................
823,989
Principal
Amount
a a a a
Municipal Bonds 79.6%
Alabama 0.8%
MidCity Improvement District , Assessment Area , Special Assessment , 2022 , 4.75% ,
11/01/49 ........................................................ $ 100,000 79,600
Arizona 1.4%
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 144,534
Arkansas 1.5%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 150,633
California 8.9%
c
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 134,837
b
California Community Housing Agency ,
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 125,000 113,361
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 110,000 88,079
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 105,000 96,325
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 79,197
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 75,773
b
CSCDA Community Improvement Authority ,
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 110,000 100,230
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 135,000 108,836
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 100,000 101,686
898,324
Colorado 2.5%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 80,209
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 90,307
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
81,000 76,579
247,095

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 13.8%
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... $ 100,000 $ 100,025
Cross Creek North Community Development District , Special Assessments , Special
Assessment , 2022 , 4.5% , 5/01/52 ..................................... 125,000 109,176
b
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2019 B , 7.375% , 1/01/49 ............................................ 100,000 100,203
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 74,310
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 99,177
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 96,939
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 98,165
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 58,076
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 98,869
Sawgrass Village Community Development District , Special Assessment , 2023 , 5.75% ,
5/01/53 ......................................................... 100,000 97,356
b
Seaton Creek Reserve Community Development District , Assessment Area One ,
Special Assessment , 144A, 2023 , 5.5% , 6/15/53 .......................... 100,000 98,978
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 99,280
Twisted Oaks Pointe Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 5.375% , 5/01/43 ................................... 100,000 98,738
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 98,222
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 58,534
1,386,048
Illinois 2.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
250,000 250,761
Indiana 1.0%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 99,345
Iowa 3.2%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 130,000 128,654
c
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, Mandatory Put, 5%, 12/01/42 . 100,000 100,579
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 100,000 87,789
317,022
Louisiana 2.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 86,161
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,333
212,494
Maryland 1.7%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 82,749
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 100,000 91,747
174,496

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.1%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
$ 100,000 $ 110,028
Minnesota 0.9%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 91,224
Nevada 0.9%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 95,670
New Hampshire 2.4%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 246,567
New Jersey 1.7%
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
175,000 172,184
New York 2.6%
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 100,000 98,663
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 175,000 165,039
263,702
Ohio 8.3%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 800,000 732,381
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 99,272
831,653
Tennessee 1.4%
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 135,000 140,718
Texas 7.5%
b
City of Celina ,
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 100,000 98,766
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.75%, 9/01/53 100,000 98,990
b
City of Fate , Williamsburg Public Improvement District No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ......................................... 100,000 97,598
b
City of Hutto , Emory Crossing Public Improvement District Impt Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................... 115,000 113,355
b,d
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 111,216
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 86,972
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 50,000 45,375
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 85,000 79,600
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 20,000 18,358
750,230
Washington 1.9%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/48 ........................................................ 120,000 119,316

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
See Abbreviations on page 64 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
b
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. $ 100,000 $ 74,034
193,350
Wisconsin 1.1%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 106,754
U.S. Territories 10.4%
District of Columbia 2.5%
District of Columbia ,
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 140,000 137,072
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/33 .............. 100,000 112,967
250,039
Puerto Rico 7.9%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/41 .......................................... 100,000 86,475
GO, 2022 A-1, 4%, 7/01/46 .......................................... 250,000 208,119
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
517,000 501,700
796,294
Total U.S. Territories .................................................................... 1,046,333
Total Municipal Bonds (Cost $8,270,013) .......................................
8,008,765
Total Long Term Investments (Cost $9,157,433) .................................
8,832,754
a
a a a a
Short Term Investments 7.0%
Municipal Bonds 7.0%
New York 6.0%
e
City of New York , GO , 2006 I-4 , LOC TD Bank NA , Daily VRDN and Put , 3.9% , 4/01/36
600,000 600,000
Oregon 1.0%
e
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 4.2% , 8/01/34 ............. 100,000 100,000
Total Municipal Bonds (Cost $700,000) .........................................
700,000
Total Short Term Investments (Cost $700,000 ) ..................................
700,000
a
Total Investments (Cost $9,857,433) 94.8% .....................................
$9,532,754
Other Assets, less Liabilities 5.2% .............................................
526,243
Net Assets 100.0% ...........................................................
$10,058,997
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $2,002,283, representing 19.9% of net assets.

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(c).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended August 31, Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.83 $9.73 $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.64 0.65 0.66 0.64 0.19
Net realized and unrealized gains (losses) ........... (0.07) (1.85) 0.78 (1.10) 0.04
Total from investment operations .................... 0.57 (1.20) 1.44 (0.46) 0.23
Less distributions from:
Net investment income .......................... (0.62) (0.70) (0.66) (0.71) (0.11)
Tax return of capital ............................ (—)
d
(—)
d
— — —
Total distributions ............................... (0.62) (0.70) (0.66) (0.71) (0.11)
Net asset value, end of year ....................... $7.78 $7.83 $9.73 $8.95 $10.12
Total return
e
................................... 7.57% (12.87)% 16.48% (4.51)% 2.25%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.20% 1.27% 3.10% 3.55% 5.96%
Expenses net of waiver and payments by affiliates ....... —%
g
—% —%
g
—%
g
—%
Net investment income ........................... 8.24% 7.72% 7.01% 6.98% 7.61%
Supplemental data
Net assets, end of year (000’s) ..................... $109,051 $19,910 $3,699 $3,506 $3,774
Portfolio turnover rate ............................ 27.73% 30.22% 32.50% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2 019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2023
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Shares
a
Value
a
a
Equity-Linked Securities 0.9%
Automobiles 0.4%
b
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 ............. 14,000 $ 479,928
Metals & Mining 0.5%
b
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%, 5/03/24 ......... 13,000 534,598
Total Equity-Linked Securities (Cost $1,007,607) ................................
1,014,526
Principal
Amount
a a a a
Corporate Bonds 95.5%
Aerospace & Defense 2.1%
b
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 64,000 64,110
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 .............................. 500,000 495,722
Senior Secured Note, 144A, 6.75%, 8/15/28 .............................. 1,250,000 1,255,944
Senior Secured Note, 144A, 6.875%, 12/15/30 ............................ 500,000 503,845
2,319,621
Automobile Components 1.5%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 550,000 474,839
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
1,350,000 1,163,903
1,638,742
Automobiles 3.1%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
3,500,000 3,347,504
Banks 1.8%
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 .................... 1,400,000 1,342,454
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ..................... 400,000 399,658
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 246,500
1,988,612
Building Products 1.0%
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 600,000 599,109
b
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A, 6.625% , 12/15/30 ..... 500,000 492,835
1,091,944
Capital Markets 0.5%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
500,000 499,334
Chemicals 3.3%
Celanese US Holdings LLC , Senior Note , 6.55% , 11/15/30 ....................
1,000,000 1,000,997
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 450,000 376,256
Olin Corp. , Senior Bond , 5% , 2/01/30 ....................................
100,000 91,657
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 700,000 722,911
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 5,000 4,922
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 900,000 795,001
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 700,000 630,647
3,622,391
Commercial Services & Supplies 1.4%
b
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% , 8/01/29 .......... 100,000 87,379
b
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 1,500,000 1,459,470
1,546,849

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 3.8%
b
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ $ 2,000,000 $ 1,832,506
b
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ..................................... 2,500,000 1,658,850
Senior Secured Note, 144A, 6%, 3/01/26 ................................ 700,000 636,801
4,128,157
Consumer Finance 1.9%
Ford Motor Credit Co. LLC ,
Senior Bond, 5.113%, 5/03/29 ........................................ 800,000 736,661
Senior Note, 7.35%, 3/06/30 ......................................... 1,300,000 1,324,535
2,061,196
Containers & Packaging 4.6%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 1,700,000 1,458,235
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................................... 1,600,000 1,451,188
Senior Secured Note, 144A, 7.875%, 8/15/26 ............................. 2,000,000 1,971,290
b
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 90,032
4,970,745
Diversified Telecommunication Services 0.2%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 200,000 188,199
Electric Utilities 1.7%
b
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....................... 500,000 412,583
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ......................................... 200,000 179,985
Senior Bond, 6.4%, 6/15/33 .......................................... 500,000 493,666
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
200,000 184,167
b
Vistra Operations Co. LLC , Senior Note , 144A, 5% , 7/31/27 .................... 600,000 564,845
1,835,246
Electrical Equipment 0.2%
b
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ..................... 250,000 247,545
Energy Equipment & Services 1.7%
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 1,600,000 1,640,268
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 200,000 200,676
1,840,944
Entertainment 0.8%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 900,000 895,832
Food Products 0.9%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Note , 5.75% ,
4/01/33 ......................................................... 800,000 762,388
b
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 300,000 277,786
1,040,174
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 500,000 491,181
Health Care Equipment & Supplies 2.0%
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 .................................... 1,250,000 1,111,270

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b
Medline Borrower LP, (continued)
Senior Secured Note, 144A, 3.875%, 4/01/29 ............................. $ 1,250,000 $ 1,092,407
2,203,677
Health Care Providers & Services 19.5%
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 1,250,000 720,475
Senior Note, 144A, 6.875%, 4/01/28 .................................... 500,000 300,721
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 5,000,000 4,886,458
Senior Secured Note, 144A, 5.625%, 3/15/27 ............................. 1,900,000 1,673,993
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 4,500,000 4,330,598
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 48,921
b
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 2,450,000 1,953,245
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 500,000 427,500
b
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 1,750,000 1,487,735
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ........................................ 5,000,000 4,820,475
Senior Secured Note, 6.125%, 6/15/30 .................................. 650,000 630,670
21,280,791
Health Care REITs 0.6%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
800,000 632,927
Hotel & Resort REITs 0.3%
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
300,000 288,993
Hotels, Restaurants & Leisure 8.2%
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 .................................... 850,000 863,797
Senior Note, 144A, 4.625%, 10/15/29 ................................... 1,000,000 876,233
Senior Secured Note, 144A, 7%, 2/15/30 ................................ 500,000 502,403
b
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 2,250,000 2,398,568
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ..................................... 600,000 496,005
Senior Secured Note, 144A, 4.625%, 1/15/29 ............................. 600,000 519,582
b
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 163,746
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 3,250,000 3,079,116
8,899,450
Household Durables 0.6%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
750,000 665,812
Household Products 0.2%
b
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 200,000 193,422
Independent Power and Renewable Electricity Producers 2.0%
b
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 1,350,000 1,174,627
b,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 1,000,000 957,206
2,131,833
Machinery 0.2%
b
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ......... 200,000 187,660
Media 4.1%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.5%, 6/01/29 ..................................... 300,000 223,857
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 900,000 806,938

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ......................................... $ 400,000 $ 379,811
b
Senior Bond, 144A, 5.5%, 4/15/27 ..................................... 200,000 172,866
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ........................................ 700,000 651,748
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 149,770
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 167,207
b
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 2,000,000 1,938,265
4,490,462
Metals & Mining 2.8%
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
500,000 514,202
b
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 131,011
b
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.875%, 3/01/26 .................................... 400,000 394,598
Senior Note, 144A, 8.625%, 6/01/31 .................................... 500,000 509,436
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ................................... 800,000 671,072
Senior Bond, 144A, 6.125%, 4/15/32 ................................... 300,000 279,500
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 552,655
3,052,474
Oil, Gas & Consumable Fuels 6.2%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 600,000 615,725
Senior Note, 144A, 8.125%, 1/15/27 .................................... 1,250,000 1,195,832
Senior Note, 144A, 9.75%, 7/15/28 ..................................... 1,000,000 994,935
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
500,000 454,997
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 297,345
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .................... 500,000 518,125
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 350,000 325,910
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 193,925
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
1,000,000 1,147,495
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 750,000 757,233
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
300,000 301,825
6,803,347
Passenger Airlines 4.9%
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
b
Senior Secured Note, 144A, 5.5%, 4/20/26 ............................... 1,512,500 1,485,772
b
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 ............ 1,100,000 1,205,004
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 1,300,000 1,249,095
b
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 800,000 798,017
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 700,000 623,333
5,361,221
Personal Care Products 0.3%
b
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... 100,000 100,135
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......................
250,000 222,186
322,321
Pharmaceuticals 7.0%
1375209 BC Ltd. ,
b
Senior Secured Note, 144A, 9%, 1/30/28 ................................ 5,250,000 5,261,400

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ $ 1,500,000 $ 1,352,505
b,d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 300,000 213,860
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
800,000 848,579
7,676,344
Semiconductors & Semiconductor Equipment 0.2%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 197,921
Software 2.2%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 1,450,000 1,298,264
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 1,100,000 963,394
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 133,215
2,394,873
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 223,143
b
Iron Mountain, Inc. , Senior Bond , 144A, 5.25% , 7/15/30 ....................... 100,000 90,329
313,472
Specialty Retail 0.5%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 58,646
b
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 .................................... 350,000 242,935
Senior Secured Note, 144A, 5.25%, 5/01/28 .............................. 300,000 250,395
551,976
Textiles, Apparel & Luxury Goods 0.2%
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 250,000 251,210
Tobacco 1.9%
BAT Capital Corp. ,
Senior Bond, 4.742%, 3/16/32 ........................................ 250,000 226,205
Senior Bond, 7.75%, 10/19/32 ........................................ 250,000 271,497
Senior Bond, 6.421%, 8/02/33 ........................................ 650,000 649,257
Senior Note, 3.557%, 8/15/27 ......................................... 950,000 881,710
2,028,669
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 ...............
500,000 475,630
Total Corporate Bonds (Cost $104,295,001) .....................................
104,158,701
Total Long Term Investments (Cost $105,302,608) ...............................
105,173,227
a
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
At August 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
*
As of period end.
See abbreviations on pag e 64
.
Short Term Investments 2.0%
a a
Shares
a
Value
a
Money Market Funds 2.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.066% .................. 2,191,463 $ 2,191,463
Total Money Market Funds (Cost $2,191,463) ...................................
2,191,463
Total Short Term Investments (Cost $2,191,463 ) .................................
2,191,463
a
Total Investments (Cost $107,494,071) 98.4% ...................................
$107,364,690
Other Assets, less Liabilities 1.6% .............................................
1,686,436
Net Assets 100.0% ...........................................................
$109,051,126
a
See Note 1(e) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $78,524,183, representing 72.0% of net assets.
c
Perpetual security with no stated maturity date.
d
See Note 7 regarding credit risk and defaulted securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 95 $ 10,547,969 12/19/23 $ 146,818
U.S. Treasury Ultra Bonds ...................... Long 42 5,437,688 12/19/23 167,183
Total Futures Contracts ...................................................................... $314,001

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $4,257,893 $59,690,448 $8,970,013 $105,302,608
Cost - Non-controlled affiliates (Note 3 d ) ..... — 1,232,610 887,420 2,191,463
Value - Unaffiliated issuers ............... $3,973,791 $60,997,789 $8,708,765 $105,173,227
Value - Non-controlled affiliates (Note 3 d ) .... — 1,232,610 823,989 2,191,463
Cash ................................. 82,047 2,863 72,308 4,187
Receivables:
Investment securities sold ................ — 754,454 — —
Capital shares sold ..................... — 845,746 663,996 1,488,512
Dividends and interest .................. 59,996 230,805 87,101 1,878,295
Affiliates ............................. — 11,313 1,464 14,282
Deposits with brokers for:
Futures contracts ..................... — — — 442,000
Variation margin on futures contracts ........ — — — 41,437
Total assets ....................... 4,115,834 64,075,580 10,357,623 111,233,403
Liabilities:
Payables:
Investment securities purchased ........... 146,355 1,798,555 218,723 1,721,875
Capital shares redeemed ................ — 219,254 — 384,167
Transfer agent fees ..................... — 697 116 1,353
Professional fees ...................... 41,057 35,961 41,525 48,731
Trustees' fees and expenses .............. 2 2 3 4
Affiliates ............................. 12,883 — — —
Distributions to shareholders .............. 14,043 — 33,686 —
Options written, at value (premiums received $–,
$23,417, $– and $–, respectively) ............ — 27,450 — —
Accrued expenses and other liabilities ........ 3,874 1,886 4,573 26,147
Total liabilities ...................... 218,214 2,083,805 298,626 2,182,277
Net assets, at value .............. $3,897,620 $61,991,775 $10,058,997 $109,051,126
Net assets consist of:
Paid-in capital .......................... $4,390,614 $61,185,376 $10,470,145 $111,215,162
Total distributable earnings (losses) .......... (492,994) 806,399 (411,148) (2,164,036)
Net assets, at value .............. $3,897,620 $61,991,775 $10,058,997 $109,051,126
Shares outstanding ...................... 457,381 5,363,431 1,135,442 14,025,308
Net asset value per share ................. $8.52 $11.56 $8.86 $7.78

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $40,309, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $1,003,317 $— $—
Non-controlled affiliates (Note 3 d ) .......... — 38,609 29,305 49,409
Interest:
Unaffiliated issuers ..................... 140,568 75,079 142,201 4,232,645
Other income
a
.......................... — 2,438 2,470 3,235
Total investment income ................ 140,568 1,119,443 173,976 4,285,289
Expenses:
Transfer agent fees (Note 3 c ) ............... 609 8,399 776 12,076
Custodian fees (Note 4 ) ................... 14 (762) 15 (695)
Reports to shareholders fees ............... (2,567) (5,333) (2,545) (5,796)
Registration and filing fees ................. 20,534 27,924 20,041 29,847
Professional fees ........................ 45,862 51,722 45,834 61,009
Trustees' fees and expenses ............... 603 882 609 1,082
Pricing fees ............................ 6,143 — 5,315 2,217
Other ................................. 5,061 197 5,459 5,206
Total expenses ...................... 76,259 83,029 75,504 104,946
Expense reductions (Note 4 ) ............ (6) (185) — (112)
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (76,253) (82,844) (75,504) (104,834)
Net expenses ...................... — — — —
Net investment income ............. 140,568 1,119,443 173,976 4,285,289
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (188,037) 768,696 (54,795) (1,105,669)
Non-controlled affiliates (Note 3 d ) ........ — — (151) —
Written options ........................ — (238,712) — —
Foreign currency transactions ............. — (2,395) — —
Futures contracts ...................... — — — (747,267)
Net realized gain (loss) ............... (188,037) 527,589 (54,946) (1,852,936)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 60,122 1,455,553 (17,402) 1,283,839
Non-controlled affiliates (Note 3 d ) ........ — — (6,468) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 366 — —
Written options ........................ — (26,502) — —
Futures contracts ...................... — — — 314,001
Net change in unrealized appreciation
(depreciation) ...................... 60,122 1,429,417 (23,870) 1,597,840
Net realized and unrealized gain (loss) ......... (127,915) 1,957,006 (78,816) (255,096)
Net increase (decrease) in net assets resulting from
operations ............................... $12,653 $3,076,449 $95,160 $4,030,193
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $140,568 $120,134 $1,119,443 $198,328
Net realized gain (loss) ............ (188,037) 2,385 527,589 628,328
Net change in unrealized appreciation
(depreciation) ................. 60,122 (557,781) 1,429,417 (1,024,475)
Net increase (decrease) in net
assets resulting from operations . 12,653 (435,262) 3,076,449 (197,819)
Distributions to shareholders ......... (143,020) (119,277) (2,405,013) (719,084)
Distributions to shareholders from tax
return of capital .................. — — (13,510) —
Total distributions to shareholders ..... (143,020) (119,277) (2,418,523) (719,084)
Capital share transactions (Note 2 ) ..... 1,070,558 — 48,470,400 8,625,707
Net increase (decrease) in net
assets ..................... 940,191 (554,539) 49,128,326 7,708,804
Net assets:
Beginning of year .................. 2,957,429 3,511,968 12,863,449 5,154,645
End of year ...................... $3,897,620 $2,957,429 $61,991,775 $12,863,449

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $173,976 $102,838 $4,285,289 $544,969
Net realized gain (loss) ............ (54,946) (1,603) (1,852,936) 20,526
Net change in unrealized appreciation
(depreciation) ................. (23,870) (512,063) 1,597,840 (1,744,313)
Net increase (decrease) in net
assets resulting from operations . 95,160 (410,828) 4,030,193 (1,178,818)
Distributions to shareholders ......... (173,185) (102,739) (4,306,631) (568,499)
Distributions to shareholders from tax
return of capital .................. — — (9,367) (4,176)
Total distributions to shareholders ..... (173,185) (102,739) (4,315,998) (572,675)
Capital share transactions (Note 2 ) ..... 7,118,274 345,191 89,426,896 17,962,708
Net increase (decrease) in net
assets ..................... 7,040,249 (168,376) 89,141,091 16,211,215
Net assets:
Beginning of year .................. 3,018,748 3,187,124 19,910,035 3,698,820
End of year ...................... $10,058,997 $3,018,748 $109,051,126 $19,910,035

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At August 31, 2023,
Franklin Templeton SMACS: Series CH, Franklin Templeton
SMACS: Series E and Franklin Templeton SMACS: Series H
had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At August
31, 2023, Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series H and Franklin Templeton
SMACS: Series I had no options.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Year ended August 31, 2023
Shares sold ................................... 233,719 $2,028,783 4,860,019 $55,681,889
Shares issued in reinvestment of distributions .......... 343 2,864 15,103 174,229
Shares redeemed ............................... (110,936) (961,089) (650,882) (7,385,718)
Net increase (decrease) .......................... 123,126 $1,070,558 4,224,240 $48,470,400
Year ended August 31, 2022
Shares sold ................................... — $— 877,040 $10,332,454
Shares issued in reinvestment of distributions .......... 1,126 10,804 16,452 195,270
Shares redeemed ............................... (1,126) (10,804) (157,973) (1,902,017)
Net increase (decrease) .......................... — $— 735,519 $8,625,707
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Year ended August 31, 2023
Shares sold ................................... 800,313 $7,112,553 12,772,496 $99,507,840
Shares issued in reinvestment of distributions .......... 662 5,721 35,418 274,618
Shares redeemed ............................... — — (1,324,698) (10,355,562)
Net increase (decrease) .......................... 800,975 $7,118,274 11,483,216 $89,426,896
Year ended August 31, 2022
Shares sold ................................... 31,885 $335,526 2,283,528 $18,935,129
Shares issued in reinvestment of distributions .......... 995 9,665 14,268 126,042
Shares redeemed ............................... — — (136,030) (1,098,463)
Net increase (decrease) .......................... 32,880 $345,191 2,161,766 $17,962,708
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended August 31, 2023, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $609 $8,399 $776 $12,076 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $321,782 $39,365,254 $(38,454,426) $— $— $1,232,610 1,232,610 $38,609
Total Affiliated Securities ... $321,782 $39,365,254 $(38,454,426) $— $— $1,232,610 $38,609
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $833,000 $— $(2,392) $(151) $(6,468) $823,989 34,900 $29,305
Total Affiliated Securities ... $833,000 $— $(2,392) $(151) $(6,468) $823,989 $29,305
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2023, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At August 31, 2023, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2023, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $686,333 $51,517,302 $(50,012,172) $— $— $2,191,463 2,191,463 $49,409
Total Affiliated Securities ... $686,333 $51,517,302 $(50,012,172) $— $— $2,191,463 $49,409
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 66.5%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 26.6%
a
Investment activities of significant shareholders could have a material impact on the Fund.
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended August 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. For Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I, effective June 12, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, Franklin Templeton SMACS: Series E deferred post-October capital losses of $269,838.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases .............................. $243,431 $2,750,000
Sales .................................. $250,351 $700,000
Net Realized Gains (Losses) ................. $(25,879) $—
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,114 $ 21,877 $ 1,587,297
Long term ............................. 187,126 58,696 367,795
Total capital loss carryforwards ............ $207,240 $80,573
a
$1,955,092
b
a
Includes $65,341 which may be carried over to offset future capital gains, subject to certain limitations .
b
Includes $331,722 which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:
At August 31 , 2023, the cost of investments, net unreali zed appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, derivative financial instruments, equity-linked securities, contingent securities and convertible securities.
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $147 $— $2,057,469 $449,044
Tax exempt income ...................... 142,873 119,277 — —
Long term capital gain .................... — — 347,544 270,040
Return of capital ......................... — — 13,510 —
$143,020 $119,277 $2,418,523 $719,084
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $1,660 $— $4,306,631 $568,499
Tax exempt income ...................... 171,525 102,739 — —
Return of capital ......................... — — 9,367 4,176
$173,185 $102,739 $4,315,998 $572,675
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $4,260,342 $61,126,907 $9,855,711 $107,887,635
Unrealized appreciation ..................... $20,575 $2,400,872 $48,181 $1,553,584
Unrealized depreciation ..................... (307,126) (1,324,830) (371,138) (1,762,528)
Net unrealized appreciation (depreciation) ....... $(286,551) $1,076,042 $(322,957) $(208,944)
Distributable earnings:
Undistributed tax exempt income .............. $14,840 $— $26,364 $—
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2023, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2023, certain or all Funds had a portion of their portfolio invested in high yield, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
August 31, 2023, the aggregate value of these securities for Franklin Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series I was $44,999 and $213,860, representing 1.2% and 0.2%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Other Derivative Information
At August 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $2,005,490 $84,848,900 $6,465,982 $99,885,336
Sales .................................. $1,355,214 $37,747,853 $469,124 $14,192,357
Franklin
Templeton
SMACS: Series CH
Franklin
Templeton
SMACS: Series H
Franklin
Templeton
SMACS: Series I
Credit risk ..................................... 53.6% 39.9% 83.9%
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series E
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 27,450
Total .................... $— $27,450

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation m argin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year ended August 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended August 31, 2023, the average month end notional amount of futures contracts and options were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series I
Interest rate contracts .......
Variation margin on futures
contracts
$ 314,001
a
Variation margin on futures
contracts
$ —
Total .................... $314,001 $—
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $(238,712) Written options $(26,502)
Total ....................... $(238,712) $(26,502)
Franklin Templeton SMACS: Series I
Interest rate contracts ..........
Futures contracts (747,267) Futures contracts 314,001
Total ....................... $(747,267) $314,001
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
I
Futures contracts ......................... $— $5,876,431
Options ................................. 38,415 —
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2023, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 3,373,791 $ — $ 3,373,791
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $3,973,791 $— $3,973,791
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ......................... 32,902,914 — — 32,902,914
Equity-Linked Securities ................... — 23,816,211 — 23,816,211
Convertible Preferred Stocks ................ 1,269,000 — — 1,269,000
Corporate Bonds ........................ — 3,009,664 — 3,009,664
Short Term Investments ................... 1,232,610 — — 1,232,610
Total Investments in Securities ........... $35,404,524 $26,825,875 $— $62,230,399
Liabilities:
Other Financial Instruments:
Options written .......................... $ 27,450 $ — $ — $ 27,450
Total Other Financial Instruments ......... $27,450 $— $— $27,450
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 823,989 — — 823,989
Municipal Bonds ......................... — 8,008,765 — 8,008,765
Short Term Investments ................... — 700,000 — 700,000
Total Investments in Securities ........... $823,989 $8,708,765 $— $9,532,754
10. Credit Facility
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Equity-Linked Securities ................... $ — $ 1,014,526 $ — $ 1,014,526
Corporate Bonds ........................ — 104,158,701 — 104,158,701
Short Term Investments ................... 2,191,463 — — 2,191,463
Total Investments in Securities ........... $2,191,463 $105,173,227 $— $107,364,690
Other Financial Instruments:
Futures contracts ........................ $314,001 $— $— $314,001
Total Other Financial Instruments ......... $314,001 $— $— $314,001
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
LOC Letter of Credit
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the four years ended August 31, 2023 and the period June 3, 2019 (commencement of operations) to August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
August 31, 2023 and each of the financial highlights for each of the four years ended August 31, 2023 and the period June
3, 2019 (commencement of operations) to August 31, 2019 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:
Pursuant to:
Franklin
Templeton
SMACS: Series CH
Franklin
Templeton
SMACS: Series E
Franklin
Templeton
SMACS: Series H
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $347,595 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $522,814 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $747,821 —
Exempt-Interest Dividends Distributed §852(b)(5)(A) $142,873 — $171,525
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $20,188 —
Section 163(j) Interest Dividends Earned §163(j) — $888,404 —
Pursuant to:
Franklin
Templeton
SMACS: Series I
Section 163(j) Interest Dividends Earned §163(j) $4,266,635

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board
and Trustee
Chairman of the
Board since January
2023 and Trustee since
2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1991 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance
results of each Fund over various time periods ended
December 31, 2022. The Board noted that each Fund
commenced operations on June 3, 2019, and thus has
been in operation for less than five years. The Board
considered the performance returns for each Fund in
comparison to the performance returns of mutual funds
deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of
investment company data. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Templeton SMACS: Series CH – The Performance
Universe for the Fund included the Fund and all retail and
institutional California municipal debt funds. The Board noted
that the Fund’s annualized income return for the one- and
three-year periods was above the median and in the first
quintile (best) of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return
basis was appropriate given these attributes. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series E – The Performance
Universe for the Fund included the Fund and all retail and
institutional equity income funds. The Board noted that
the Fund’s annualized income return and annualized total
return for the one- and three-year periods were above the
medians and in the first quintile (best) of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series H – The Performance
Universe for the Fund included the Fund and all retail
and institutional high yield funds. The Board noted that
the Fund’s annualized income return and annualized total
return for the one- and three-year periods were below the
medians of its Performance Universe. The Board further
noted that the Fund commenced operations on June 3, 2019
and, as of August 31, 2022, was 90.2% owned by FRI or
an affiliate. The Board also noted that the Fund’s one- and
three-year annualized income return was 3.72% and 3.36%,
respectively. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return
basis was appropriate given these attributes. Based on the
foregoing, the Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, while management’s efforts continue to be closely
monitored.
Franklin Templeton SMACS: Series I – The Performance
Universe for the Fund included the Fund and all retail and
institutional short high yield funds. The Board noted that the
Fund’s annualized income return for the one- and three-year
periods was above the median and in the first quintile (best)
of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one- and three-year
periods was below the median and in the fifth quintile (worst)
of its Performance Universe. The Board further noted that
the Fund’s one- and three-year annualized income return
was 7.76% and 7.59%, respectively. The Board also noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the actual total

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
expense ratio and, separately, the actual management fee
rate (Management Rate), of each Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Class A1, Class
S, Class Z, Investor Class and Fund Class shares for the
funds in the Franklin Templeton SMACS: Series CH Expense
Group; (ii) Class A, Investor Class and Retail Class shares
for the funds in the Franklin Templeton SMACS: Series E
Expense Group; (iii) Class P, Class I, Investor Class and
Retail Class shares for the funds in the Franklin Templeton
SMACS: Series H Expense Group; and (iv) Class I, Class
P, Investor Class and Retail Class shares for the funds in
the Franklin Templeton SMACS: Series I Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Templeton SMACS:
Series CH included the Fund and 10 other California
municipal debt funds. The Expense Group for the Franklin
Templeton SMACS: Series E included the Fund and 12 other
equity income funds. The Expense Group for the Franklin
Templeton SMACS: Series H included the Fund and 11
other high yield funds. The Expense Group for the Franklin
Templeton SMACS: Series I included the Fund, two other
short high yield funds, and 11 high yield funds. The Board
noted that the actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive)
of their respective Expense Groups. The Board also noted
that the Manager provides general investment management
and administrative services to each Fund for a zero
management fee. The Board further noted that the Manager
assumes certain expenses incurred by each Fund (including
acquired fund fees and expenses, but excluding certain
non-routine expenses, such as those relating to litigation,
indemnification, reorganizations and liquidations) so that
total annual fund operating expenses do not exceed 0.00%.
The Board concluded that each Fund’s zero contractual
management fee is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board
noted that because each Fund pays a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS3 A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(
(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $121,332 for the fiscal year ended August 31, 2023 and $121,897 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $44,715 for the fiscal year ended August 31, 2023 and $286,126 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional fees in connection with SOC 1 reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $114,715 for the fiscal year ended August 31, 2023 and $286,126 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023